Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt
10. DEBT
Commercial Paper
The company maintains a commercial paper program that serves as a source of short-term financing with capacity to issue unsecured commercial paper notes up to $2.0 billion. At December 31, 2019, there were no commercial paper borrowings outstanding. At December 31, 2018, there were $198 million of outstanding short-term commercial paper borrowings at a weighted-average interest rate of 2.77 percent that had original maturities of three months or less from the date of issuance. The outstanding balance of commercial paper borrowings is recorded in Other current liabilities in the consolidated statements of financial position.
Credit Facilities
In August 2018, the company entered into a five-year senior unsecured credit facility in an aggregate principal amount of $2.0 billion (the “2018 Credit Agreement”). The revolving credit facility established under the 2018 Credit Agreement is intended to support the company’s commercial paper program and other general corporate purposes. At December 31, 2019, there was no balance outstanding under this facility. Commercial paper borrowings reduce the amount available for borrowing under the 2018 Credit Agreement. In October 2019, the company amended the 2018 Credit Agreement to extend its maturity date by one year from August 2023 to August 2024.
In December 2016, a subsidiary of the company entered into a two-year credit facility, with two additional one-year option periods, in an aggregate principal amount of £120 million (the equivalent of approximately $155 million as of December 31, 2019) (the “2016 Credit Agreement”). The company exercised the second option to extend the maturity to December 2020. The 2016 Credit Agreement is guaranteed by the company. At December 31, 2019, there was £60 million (the equivalent of approximately $78 million as of December 31, 2019) outstanding under this facility, which bears interest at a rate of LIBOR plus 1.10 percent. All of the borrowings outstanding under this facility are recorded in Other current liabilities in the consolidated statements of financial position.
Our credit agreements contain generally customary terms and conditions, including covenants restricting the company’s ability to sell all or substantially all of its assets, merge or consolidate with another entity or undertake other fundamental changes and incur liens. The company also cannot permit the ratio of its debt to capitalization (as set forth in the credit agreements) to exceed 65 percent. At December 31, 2019, the company was in compliance with all covenants under its credit agreements.
Unsecured Senior Notes
Long-term debt consists of the following:

$ in millions		December 31
		2019	2018
Fixed-rate notes and debentures, maturing in	Interest rate
2019	5.05%	$—	$500
2020	2.08%	1,000	1,000
2021	3.50%	700	700
2022	2.55%	1,500	1,500
2023	3.25%	1,050	1,050
2025	2.93%	1,500	1,500
2026	7.75% - 7.88%	527	527
2027	3.20%	750	750
2028	3.25%	2,000	2,000
2031	7.75%	466	466
2040	5.05%	300	300
2043	4.75%	950	950
2045	3.85%	600	600
2047	4.03%	2,250	2,250
Credit facilities	1.89%	78	108
Other	Various	272	272
Debt issuance costs		(64)	(73)
Total long-term debt		13,879	14,400
Less: current portion(1)		1,109	517
Long-term debt, net of current portion		$12,770	$13,883

(1) The current portion of long-term debt is recorded in Other current liabilities in the consolidated statements of financial position.
The estimated fair value of long-term debt was $15.1 billion and $14.3 billion as of December 31, 2019 and 2018, respectively. We calculated the fair value of long-term debt using Level 2 inputs, based on interest rates available for debt with terms and maturities similar to the company’s existing debt arrangements.
Indentures underlying long-term debt issued by the company or its subsidiaries contain various restrictions with respect to the issuer, including one or more restrictions relating to limitations on liens, sale-leaseback arrangements and funded debt of subsidiaries. The majority of these fixed rate notes and debentures are subject to redemption at the company’s discretion at any time prior to maturity in whole or in part at the principal amount plus any make-whole premium and accrued and unpaid interest. Interest on these fixed rate notes and debentures are payable semi-annually in arrears.
Total interest payments, net of interest received, were $521 million, $456 million and $273 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Maturities of long-term debt as of December 31, 2019, are as follows:

$ in millions
Year Ending December 31
2020	$1,110
2021	742
2022	1,505
2023	1,053
2024	3
Thereafter	9,532
Total principal payments	13,945
Unamortized premium on long-term debt, net of discount	(2)
Debt issuance costs	(64)
Total long-term debt	$13,879